Accounting policies, presentation and estimates (Tables)	6 Months Ended
Jun. 30, 2019
Accounting policies, presentation and estimates
The key UK economic assumptions made by the Group

				Severe
	Base case	Upside	Downside	downside
	%	%	%	%

Scenario weighting	30	30	30	10

At 30 June 2019
Bank of England base rate	1.25	2.05	0.49	0.11
Unemployment rate	4.3	3.8	5.7	7.0
House price growth	1.5	5.2	(2.3)	(7.4)
Commercial real estate price growth	(0.2)	1.6	(4.9)	(9.5)

At 31 December 2018
Bank of England base rate	1.25	2.34	1.30	0.71
Unemployment rate	4.5	3.9	5.3	6.9
House price growth	2.5	6.1	(4.8)	(7.5)
Commercial real estate price growth	0.4	5.3	(4.7)	(6.4)

				Severe
	Base case	Upside	Downside	downside
	%	%	%	%
At 30 June 2019
Bank of England base rate	1.75	2.70	0.75	0.75
Unemployment rate	4.7	4.5	7.0	8.1
House price growth	7.3	28.8	(1.6)	(2.2)
Commercial real estate price growth	(0.6)	8.4	(1.0)	(1.6)

At 31 December 2018
Bank of England base rate	1.75	4.00	1.75	1.25
Unemployment rate	4.8	4.3	6.3	8.6
House price growth	13.7	34.9	0.6	(1.6)
Commercial real estate price growth	0.1	26.9	(0.5)	(0.5)

				Severe
	Base case	Upside	Downside	downside
	%	%	%	%
At 30 June 2019
Bank of England base rate	0.75	0.75	0.31	0.01
Unemployment rate	3.8	3.4	3.8	3.9
House price growth	(1.1)	(0.5)	(12.0)	(33.2)
Commercial real estate price growth	(1.5)	0.0	(23.8)	(40.7)

At 31 December 2018
Bank of England base rate	0.75	0.75	0.75	0.25
Unemployment rate	4.1	3.5	4.3	4.2
House price growth	0.4	2.3	(26.5)	(33.5)
Commercial real estate price growth	(0.1)	0.0	(23.8)	(33.8)

Summary of ECL allowance calculated under each scenario

		Probability
	Base case	-weighted	Difference
	£m	£m	£m

UK mortgages	501	619	118
Other Retail	1,365	1,386	21
Commercial	1,376	1,433	57
Other	73	73	—
At 30 June 2019	3,315	3,511	196
At 31 December 2018	3,100	3,362	262